Quarterly Holdings Report
for
Fidelity® Hedged Equity Central Fund
April 30, 2024
HEC-NPRT1-0624
1.9907615.101
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc.	1,622	49,941
Verizon Communications, Inc.	70,745	2,793,720
		2,843,661
Entertainment - 1.3%
Liberty Media Corp. Liberty Formula One Class A	2,006	124,914
Madison Square Garden Sports Corp. (a)	520	96,678
Netflix, Inc. (a)	4,980	2,742,187
Roblox Corp. (a)	2,037	72,436
Spotify Technology SA (a)	506	141,903
The Walt Disney Co.	23,000	2,555,300
TKO Group Holdings, Inc.	1,165	110,291
		5,843,709
Interactive Media & Services - 6.5%
Alphabet, Inc. Class A	118,203	19,241,084
IAC, Inc. (a)	1,189	56,549
Meta Platforms, Inc. Class A	24,048	10,344,728
Pinterest, Inc. Class A (a)	2,985	99,848
		29,742,209
Media - 0.5%
Comcast Corp. Class A	53,218	2,028,138
Liberty Media Corp. Liberty SiriusXM Class A	4,303	103,530
The Trade Desk, Inc. (a)	959	79,453
		2,211,121
TOTAL COMMUNICATION SERVICES		40,640,700
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.1%
Autoliv, Inc.	1,198	143,508
Gentex Corp.	3,456	118,541
Lear Corp.	1,347	169,547
		431,596
Automobiles - 1.4%
Ford Motor Co.	74,450	904,568
Tesla, Inc. (a)	29,808	5,463,210
		6,367,778
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	98,215	17,187,625
Distributors - 0.3%
Genuine Parts Co.	5,022	789,509
LKQ Corp.	9,905	427,203
		1,216,712
Diversified Consumer Services - 0.1%
H&R Block, Inc.	2,263	106,881
Service Corp. International	3,120	223,735
		330,616
Hotels, Restaurants & Leisure - 1.9%
Aramark	6,380	201,034
Booking Holdings, Inc.	500	1,726,015
Boyd Gaming Corp.	4,721	252,621
Choice Hotels International, Inc. (b)	1,493	176,562
Churchill Downs, Inc.	1,524	196,596
Domino's Pizza, Inc.	1,226	648,885
Doordash, Inc. (a)	1,296	167,521
Draftkings Holdings, Inc. (a)	1,725	71,691
Hyatt Hotels Corp. Class A	2,428	361,262
Light & Wonder, Inc. Class A (a)	2,222	198,336
McDonald's Corp.	11,267	3,076,342
MGM Resorts International (a)	12,036	474,700
Penn Entertainment, Inc. (a)	3,158	52,233
Planet Fitness, Inc. (a)	1,130	67,619
Texas Roadhouse, Inc. Class A	3,238	520,606
Vail Resorts, Inc.	602	114,001
Wendy's Co.	9,524	190,385
Wingstop, Inc.	500	192,395
Wyndham Hotels & Resorts, Inc.	2,087	153,415
		8,842,219
Household Durables - 0.4%
Leggett & Platt, Inc.	3,632	65,630
NVR, Inc. (a)	128	952,173
Taylor Morrison Home Corp. (a)	1,612	90,288
Tempur Sealy International, Inc.	3,872	193,832
Toll Brothers, Inc.	2,966	353,280
TopBuild Corp. (a)	322	130,304
		1,785,507
Specialty Retail - 1.7%
AutoNation, Inc. (a)	926	149,225
Burlington Stores, Inc. (a)	839	150,970
Five Below, Inc. (a)	422	61,755
Floor & Decor Holdings, Inc. Class A (a)	1,242	137,030
Lithia Motors, Inc. Class A (sub. vtg.)	433	110,147
Murphy U.S.A., Inc.	563	232,981
Penske Automotive Group, Inc.	1,259	192,514
Ross Stores, Inc.	10,541	1,365,587
The Home Depot, Inc.	13,684	4,573,466
Ulta Beauty, Inc. (a)	1,288	521,434
Valvoline, Inc. (a)	2,581	109,744
Williams-Sonoma, Inc.	651	186,694
		7,791,547
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	16,930	1,561,962
Ralph Lauren Corp.	2,365	387,009
		1,948,971
TOTAL CONSUMER DISCRETIONARY		45,902,571
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	11,658	557,835
Keurig Dr. Pepper, Inc.	38,455	1,295,934
PepsiCo, Inc.	18,315	3,221,792
The Coca-Cola Co.	55,321	3,417,178
		8,492,739
Consumer Staples Distribution & Retail - 2.0%
Albertsons Companies, Inc.	6,348	129,499
BJ's Wholesale Club Holdings, Inc. (a)	2,514	187,746
Casey's General Stores, Inc.	710	226,902
Costco Wholesale Corp.	5,210	3,766,309
Performance Food Group Co. (a)	3,099	210,360
Sprouts Farmers Market LLC (a)	1,969	130,013
Target Corp.	7,162	1,152,939
U.S. Foods Holding Corp. (a)	6,137	308,384
Walmart, Inc.	51,236	3,040,857
		9,153,009
Food Products - 0.9%
Campbell Soup Co.	16,923	773,550
Darling Ingredients, Inc. (a)	1,242	52,624
Flowers Foods, Inc.	7,214	179,917
Ingredion, Inc.	830	95,110
Kellanova	22,031	1,274,714
Post Holdings, Inc. (a)	3,185	338,088
The Hershey Co.	7,718	1,496,675
		4,210,678
Household Products - 1.5%
Colgate-Palmolive Co.	23,482	2,158,465
Procter & Gamble Co.	28,630	4,672,416
		6,830,881
Personal Care Products - 0.0%
BellRing Brands, Inc. (a)	1,566	86,396
TOTAL CONSUMER STAPLES		28,773,703
ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Championx Corp.	3,199	107,390
Schlumberger Ltd.	24,567	1,166,441
TechnipFMC PLC	5,857	150,056
		1,423,887
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream GP LP	10,354	143,299
Antero Resources Corp. (a)	4,004	136,176
Cheniere Energy, Inc.	2,980	470,304
Chesapeake Energy Corp.	1,271	114,237
Chevron Corp.	26,111	4,210,921
Chord Energy Corp.	1,024	181,228
CNX Resources Corp. (a)	4,621	108,686
Diamondback Energy, Inc.	7,558	1,520,141
DT Midstream, Inc.	1,514	94,171
Exxon Mobil Corp.	53,052	6,274,460
Kinder Morgan, Inc.	75,841	1,386,373
Marathon Oil Corp.	32,336	868,222
Matador Resources Co.	2,760	171,948
Murphy Oil Corp.	5,123	228,691
Ovintiv, Inc.	4,384	224,987
Permian Resource Corp. Class A	17,218	288,402
Range Resources Corp.	3,362	120,729
Southwestern Energy Co. (a)	13,072	97,909
		16,640,884
TOTAL ENERGY		18,064,771
FINANCIALS - 13.3%
Banks - 3.0%
Bank of America Corp.	112,010	4,145,490
Commerce Bancshares, Inc.	84	4,593
Cullen/Frost Bankers, Inc.	1,057	110,287
East West Bancorp, Inc.	1,793	133,561
First Citizens Bancshares, Inc.	63	106,266
First Horizon National Corp.	8,410	125,477
JPMorgan Chase & Co.	36,645	7,026,312
Old National Bancorp, Indiana	5,060	83,692
Pinnacle Financial Partners, Inc.	2,432	186,534
Prosperity Bancshares, Inc.	2,097	129,951
Synovus Financial Corp.	2,693	96,382
U.S. Bancorp	34,098	1,385,402
Wintrust Financial Corp.	1,716	165,834
		13,699,781
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	559	87,260
Ameriprise Financial, Inc.	3,445	1,418,617
Ares Management Corp.	3,168	421,629
Blackstone, Inc.	9,889	1,153,156
Carlyle Group LP	5,980	267,904
Charles Schwab Corp.	21,629	1,599,465
Evercore, Inc. Class A	1,369	248,474
Franklin Resources, Inc.	21,120	482,381
Houlihan Lokey	781	99,570
Interactive Brokers Group, Inc.	1,926	221,721
Jefferies Financial Group, Inc.	8,705	374,837
KKR & Co. LP	4,400	409,508
Lazard, Inc. Class A	2,432	93,632
LPL Financial	929	250,022
Morgan Stanley	28,537	2,592,301
Morningstar, Inc.	332	93,840
NASDAQ, Inc.	11,838	708,504
SEI Investments Co.	3,077	202,928
Stifel Financial Corp.	2,322	185,574
Tradeweb Markets, Inc. Class A	1,702	173,110
Virtu Financial, Inc. Class A	4,166	90,402
		11,174,835
Consumer Finance - 0.6%
Ally Financial, Inc.	6,449	247,319
American Express Co.	9,339	2,185,606
OneMain Holdings, Inc.	1,797	93,642
SLM Corp.	5,017	106,310
		2,632,877
Financial Services - 4.9%
Apollo Global Management, Inc.	2,581	279,729
Berkshire Hathaway, Inc. Class B (a)	22,639	8,981,570
Block, Inc. Class A (a)	2,458	179,434
Corpay, Inc. (a)	2,212	668,334
Equitable Holdings, Inc.	7,290	269,074
MasterCard, Inc. Class A	11,749	5,301,149
MGIC Investment Corp.	4,859	98,541
PayPal Holdings, Inc. (a)	14,051	954,344
Visa, Inc. Class A	20,905	5,615,292
Voya Financial, Inc.	2,538	172,990
WEX, Inc. (a)	435	91,898
		22,612,355
Insurance - 2.2%
AFLAC, Inc.	18,710	1,565,092
American Financial Group, Inc.	1,997	255,117
Arch Capital Group Ltd. (a)	8,088	756,552
Arthur J. Gallagher & Co.	7,382	1,732,482
Fidelity National Financial, Inc.	3,558	176,121
Loews Corp.	13,712	1,030,457
Markel Group, Inc. (a)	296	431,686
Old Republic International Corp.	5,974	178,384
Prudential Financial, Inc.	16,053	1,773,535
Reinsurance Group of America, Inc.	1,171	218,965
RenaissanceRe Holdings Ltd.	465	101,951
Selective Insurance Group, Inc.	949	96,466
Unum Group	2,118	107,383
W.R. Berkley Corp.	12,340	949,810
Willis Towers Watson PLC	3,095	777,278
		10,151,279
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp. (b)	11,635	106,460
Annaly Capital Management, Inc.	14,907	279,357
Rithm Capital Corp.	16,597	184,559
Starwood Property Trust, Inc.	18,997	360,373
		930,749
TOTAL FINANCIALS		61,201,876
HEALTH CARE - 11.6%
Biotechnology - 1.9%
AbbVie, Inc.	21,506	3,497,736
Alnylam Pharmaceuticals, Inc. (a)	588	84,643
BioMarin Pharmaceutical, Inc. (a)	3,348	270,384
Exelixis, Inc. (a)	7,748	181,768
Gilead Sciences, Inc.	23,085	1,505,142
Moderna, Inc. (a)	5,185	571,957
Natera, Inc. (a)	1,110	103,097
Neurocrine Biosciences, Inc. (a)	1,761	242,208
Regeneron Pharmaceuticals, Inc. (a)	2,028	1,806,258
Repligen Corp. (a)	565	92,773
Sarepta Therapeutics, Inc. (a)	690	87,395
United Therapeutics Corp. (a)	418	97,950
		8,541,311
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	20,795	2,203,646
Boston Scientific Corp. (a)	36,875	2,650,206
DexCom, Inc. (a)	5,534	704,976
Envista Holdings Corp. (a)	2,567	50,519
GE Healthcare Technologies, Inc.	9,248	705,068
Globus Medical, Inc. (a)	2,275	113,272
Haemonetics Corp. (a)	1,381	126,983
Hologic, Inc. (a)	11,093	840,517
Inspire Medical Systems, Inc. (a)	239	57,757
Intuitive Surgical, Inc. (a)	3,963	1,468,767
Masimo Corp. (a)	567	76,210
Penumbra, Inc. (a)	324	63,656
ResMed, Inc.	4,103	878,001
The Cooper Companies, Inc.	9,144	814,365
		10,753,943
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	1,589	117,491
Chemed Corp.	280	159,040
CVS Health Corp.	21,810	1,476,755
DaVita, Inc. (a)	1,835	255,083
Encompass Health Corp.	2,957	246,555
HCA Holdings, Inc.	4,534	1,404,724
HealthEquity, Inc. (a)	1,175	92,719
Humana, Inc.	3,861	1,166,369
Tenet Healthcare Corp. (a)	1,136	127,561
UnitedHealth Group, Inc.	12,260	5,930,162
		10,976,459
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	916	181,881
Life Sciences Tools & Services - 1.2%
Avantor, Inc. (a)	6,031	146,131
Bio-Rad Laboratories, Inc. Class A (a)	704	189,904
Bruker Corp.	2,182	170,218
Danaher Corp.	7,701	1,899,221
ICON PLC (a)	632	188,260
Medpace Holdings, Inc. (a)	504	195,728
QIAGEN NV	4,676	197,935
Thermo Fisher Scientific, Inc.	4,623	2,629,193
		5,616,590
Pharmaceuticals - 3.8%
Elanco Animal Health, Inc. (a)	8,355	109,952
Eli Lilly & Co.	8,844	6,908,048
Jazz Pharmaceuticals PLC (a)	1,577	174,653
Johnson & Johnson	31,544	4,560,947
Merck & Co., Inc.	30,937	3,997,679
Pfizer, Inc.	58,241	1,492,134
Royalty Pharma PLC	5,723	158,527
		17,401,940
TOTAL HEALTH CARE		53,472,124
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	1,504	144,038
Curtiss-Wright Corp.	567	143,689
HEICO Corp.	1,632	338,477
Howmet Aerospace, Inc.	12,601	841,117
Lockheed Martin Corp.	5,194	2,414,846
RTX Corp.	23,580	2,393,842
The Boeing Co. (a)	7,404	1,242,687
Woodward, Inc.	843	136,869
		7,655,565
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)	1,379	68,481
United Parcel Service, Inc. Class B	16,840	2,483,563
		2,552,044
Building Products - 0.5%
Advanced Drain Systems, Inc.	671	105,347
Allegion PLC	5,076	617,039
Armstrong World Industries, Inc.	909	104,426
Carlisle Companies, Inc.	1,067	414,263
Fortune Brands Innovations, Inc.	2,969	217,034
Lennox International, Inc.	798	369,809
Owens Corning	1,644	276,537
The AZEK Co., Inc. (a)	2,682	122,406
Trex Co., Inc. (a)	1,799	159,301
		2,386,162
Commercial Services & Supplies - 0.9%
Cintas Corp.	3,088	2,032,954
Clean Harbors, Inc. (a)	581	110,070
MSA Safety, Inc.	499	90,020
RB Global, Inc.	1,651	118,179
Republic Services, Inc.	9,156	1,755,205
Tetra Tech, Inc.	1,342	261,314
		4,367,742
Construction & Engineering - 0.1%
AECOM	2,242	207,071
EMCOR Group, Inc.	514	183,585
Willscot Mobile Mini Holdings (a)	1,814	67,045
		457,701
Electrical Equipment - 0.4%
Acuity Brands, Inc.	383	95,099
AMETEK, Inc.	7,337	1,281,480
nVent Electric PLC	2,328	167,779
Regal Rexnord Corp.	721	116,348
Sensata Technologies, Inc. PLC	3,489	133,664
		1,794,370
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	4,045	657,596
Knight-Swift Transportation Holdings, Inc. Class A	5,125	236,929
Landstar System, Inc.	1,989	346,901
Ryder System, Inc.	1,194	145,489
Saia, Inc. (a)	444	176,193
Uber Technologies, Inc. (a)	27,874	1,847,210
XPO, Inc. (a)	733	78,768
		3,489,086
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	13,954	2,689,354
Machinery - 1.8%
AGCO Corp.	639	72,967
Caterpillar, Inc.	8,064	2,697,972
CNH Industrial NV	12,852	146,513
Donaldson Co., Inc.	1,212	87,506
Dover Corp.	8,722	1,563,855
Flowserve Corp.	2,011	94,839
Graco, Inc.	3,883	311,417
IDEX Corp.	4,364	962,087
ITT, Inc.	1,838	237,727
Lincoln Electric Holdings, Inc.	1,379	302,732
Middleby Corp. (a)	1,714	238,195
Oshkosh Corp.	938	105,309
PACCAR, Inc.	12,139	1,288,069
Timken Co.	1,367	121,964
Toro Co.	759	66,481
Watts Water Technologies, Inc. Class A	661	131,182
		8,428,815
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	2,559	110,088
American Airlines Group, Inc. (a)	38,190	515,947
		626,035
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	2,201	325,022
CACI International, Inc. Class A (a)	455	183,015
Genpact Ltd.	2,850	87,609
KBR, Inc.	3,176	206,249
Paylocity Holding Corp. (a)	516	80,063
Science Applications International Corp.	1,379	177,477
SS&C Technologies Holdings, Inc.	6,290	389,288
TransUnion	2,273	165,929
		1,614,652
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,816	91,236
Ferguson PLC	2,381	499,772
GATX Corp.	1,100	134,596
MSC Industrial Direct Co., Inc. Class A	783	71,441
SiteOne Landscape Supply, Inc. (a)	447	70,130
Watsco, Inc.	492	220,278
		1,087,453
TOTAL INDUSTRIALS		37,148,979
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 0.7%
Ciena Corp. (a)	2,136	98,747
Cisco Systems, Inc.	64,377	3,024,431
		3,123,178
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	18,885	2,280,741
Arrow Electronics, Inc. (a)	1,318	168,269
TD SYNNEX Corp.	2,361	278,220
TE Connectivity Ltd.	9,475	1,340,523
		4,067,753
IT Services - 1.2%
Accenture PLC Class A	7,955	2,393,739
Amdocs Ltd.	1,983	166,552
Cloudflare, Inc. (a)	1,751	153,037
GoDaddy, Inc. (a)	3,549	434,327
IBM Corp.	12,848	2,135,338
MongoDB, Inc. Class A (a)	216	78,879
Snowflake, Inc. (a)	494	76,669
Twilio, Inc. Class A (a)	1,695	101,497
		5,540,038
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	18,926	2,997,500
Amkor Technology, Inc.	2,607	84,336
Broadcom, Inc.	5,142	6,685,988
Cirrus Logic, Inc. (a)	1,635	144,812
Entegris, Inc.	2,687	357,156
GlobalFoundries, Inc. (a)	1,189	58,118
Intel Corp.	49,301	1,502,201
Lam Research Corp.	2,782	2,488,249
Lattice Semiconductor Corp. (a)	2,772	190,159
MACOM Technology Solutions Holdings, Inc. (a)	940	95,833
Micron Technology, Inc.	14,872	1,679,941
MKS Instruments, Inc.	1,557	185,252
NVIDIA Corp.	26,862	23,209,305
Onto Innovation, Inc. (a)	953	176,772
Power Integrations, Inc.	1,713	114,291
Qorvo, Inc. (a)	5,399	630,819
Qualcomm, Inc.	15,032	2,493,057
Rambus, Inc. (a)	1,991	109,147
Skyworks Solutions, Inc.	7,933	845,578
Synaptics, Inc. (a)	896	80,604
Teradyne, Inc.	8,623	1,003,027
Universal Display Corp.	759	119,907
		45,252,052
Software - 10.1%
Adobe, Inc. (a)	5,209	2,410,881
Atlassian Corp. PLC (a)	551	94,937
Bentley Systems, Inc. Class B	1,465	76,956
Crowdstrike Holdings, Inc. (a)	670	196,002
Datadog, Inc. Class A (a)	916	114,958
DocuSign, Inc. (a)	2,042	115,577
Dolby Laboratories, Inc. Class A	812	63,060
Dropbox, Inc. Class A (a)	7,643	177,012
Dynatrace, Inc. (a)	2,089	94,653
Guidewire Software, Inc. (a)	1,143	126,187
HubSpot, Inc. (a)	392	237,109
Intuit, Inc.	3,360	2,102,083
Manhattan Associates, Inc. (a)	1,204	248,096
Microsoft Corp.	80,483	31,334,445
Oracle Corp.	19,513	2,219,604
Palantir Technologies, Inc. (a)	5,647	124,065
Palo Alto Networks, Inc. (a)	4,566	1,328,204
Salesforce, Inc.	11,225	3,018,852
ServiceNow, Inc. (a)	2,482	1,720,845
Unity Software, Inc. (a)	1,720	41,744
Workday, Inc. Class A (a)	987	241,549
Zoom Video Communications, Inc. Class A (a)	1,910	116,701
Zscaler, Inc. (a)	769	132,991
		46,336,511
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	157,085	26,756,288
Super Micro Computer, Inc. (a)	504	432,835
		27,189,123
TOTAL INFORMATION TECHNOLOGY		131,508,655
MATERIALS - 2.2%
Chemicals - 1.6%
Ashland, Inc.	1,302	124,120
Axalta Coating Systems Ltd. (a)	8,795	276,515
Celanese Corp. Class A	4,666	716,744
Dow, Inc.	21,050	1,197,745
Eastman Chemical Co.	5,988	565,507
Element Solutions, Inc.	4,229	97,817
Linde PLC	8,109	3,575,745
Olin Corp.	2,218	115,957
RPM International, Inc.	2,634	281,601
Westlake Corp.	808	119,067
		7,070,818
Construction Materials - 0.1%
Eagle Materials, Inc.	1,373	344,225
Containers & Packaging - 0.2%
Aptargroup, Inc.	1,302	187,983
Berry Global Group, Inc.	2,638	149,416
Crown Holdings, Inc.	2,538	208,294
Graphic Packaging Holding Co.	6,113	158,021
Sealed Air Corp.	4,144	130,453
Silgan Holdings, Inc.	1,906	88,934
Sonoco Products Co.	2,169	121,572
		1,044,673
Metals & Mining - 0.3%
Cleveland-Cliffs, Inc. (a)	5,041	85,193
Newmont Corp.	21,668	880,588
Reliance, Inc.	420	119,582
Royal Gold, Inc.	524	62,948
Southern Copper Corp. (b)	2,162	252,241
United States Steel Corp.	3,334	121,691
		1,522,243
TOTAL MATERIALS		9,981,959
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Agree Realty Corp.	1,848	105,743
American Homes 4 Rent Class A	12,149	434,934
American Tower Corp.	7,505	1,287,558
Americold Realty Trust	2,922	64,196
Apartment Income (REIT) Corp.	2,463	94,530
Brixmor Property Group, Inc.	6,508	143,827
Camden Property Trust (SBI)	7,328	730,455
CubeSmart	3,064	123,908
EastGroup Properties, Inc.	828	128,638
Equity Lifestyle Properties, Inc.	4,671	281,615
Federal Realty Investment Trust (SBI)	5,721	595,957
First Industrial Realty Trust, Inc.	2,640	119,909
Gaming & Leisure Properties	8,275	353,591
Healthcare Realty Trust, Inc.	5,707	81,211
Healthpeak Properties, Inc.	37,767	702,844
Kite Realty Group Trust	4,293	93,587
Lamar Advertising Co. Class A	1,881	217,914
Mid-America Apartment Communities, Inc.	6,201	806,130
NNN (REIT), Inc.	6,053	245,328
Omega Healthcare Investors, Inc.	4,095	124,529
Prologis, Inc.	16,087	1,641,678
Rexford Industrial Realty, Inc.	2,975	127,360
STAG Industrial, Inc.	6,147	211,395
Sun Communities, Inc.	2,281	253,921
WP Carey, Inc.	4,405	241,570
		9,212,328
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	174	31,442
TOTAL REAL ESTATE		9,243,770
UTILITIES - 2.4%
Electric Utilities - 1.1%
Alliant Energy Corp.	18,097	901,231
NextEra Energy, Inc.	29,847	1,998,854
OGE Energy Corp.	11,041	382,571
Pinnacle West Capital Corp. (b)	9,015	663,955
Xcel Energy, Inc.	17,931	963,433
		4,910,044
Gas Utilities - 0.0%
National Fuel Gas Co.	1,577	83,739
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	2,618	198,549
Multi-Utilities - 1.2%
Ameren Corp.	20,455	1,511,011
CMS Energy Corp.	26,920	1,631,621
DTE Energy Co.	14,964	1,650,828
NiSource, Inc.	32,120	894,863
		5,688,323
Water Utilities - 0.1%
Essential Utilities, Inc.	9,130	333,975
TOTAL UTILITIES		11,214,630
TOTAL COMMON STOCKS (Cost $377,637,165)		447,153,738

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,327,783	1,328,049
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,154,935	1,155,050
TOTAL MONEY MARKET FUNDS (Cost $2,483,099)		2,483,099

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares S&P 500 ETF (Cost $4,001,622)	9,107	4,593,935

Purchased Options - 1.4%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	376	189,341,944	4,840	05/17/24	460,600
S&P 500 Index	Chicago Board Options Exchange	273	137,474,337	3,500	02/21/25	641,550
S&P 500 Index	Chicago Board Options Exchange	285	143,517,165	3,500	03/21/25	760,950
S&P 500 Index	Chicago Board Options Exchange	250	125,892,250	4,930	06/21/24	1,427,500
S&P 500 Index	Chicago Board Options Exchange	293	147,545,717	4,930	07/19/24	2,190,175
S&P 500 Index	Chicago Board Options Exchange	260	130,927,940	3,500	04/17/25	763,100

						6,243,875
TOTAL PURCHASED OPTIONS (Cost $8,642,841)						6,243,875

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $392,764,727)	460,474,647
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(857,877)
NET ASSETS - 100.0%	459,616,770

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,464,796	6,577,395	6,714,142	21,730	-	-	1,328,049	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,038,250	11,449,494	11,332,694	202	-	-	1,155,050	0.0%
Total	2,503,046	18,026,889	18,046,836	21,932	-	-	2,483,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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